RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - 401(k) PROFIT SHARING PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Investments - at fair value	$ 247,523,763	$ 213,599,896
Revenue sharing amounts used to offset plan expenses	12,350
Undistributed administrative revenues	19,166	6,586
Participant Contributions Transferred Late to the Plan	814,106
Fidelity Management Trust Company
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Revenue sharing amounts used to offset plan expenses	12,350
Undistributed administrative revenues	19,166	6,586
Participant Contributions Transferred Late to the Plan	$ 814,106	$ 0
Merit Medical Systems, Inc. common stock | Company
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Number of shares	479,060	495,990
Investments - at fair value	$ 42,224,320	$ 47,972,130
Cost	23,386,636	$ 23,456,293
Purchases of shares	1,547,254
Sales of shares	$ 3,189,279